Stock-Based Compensation - Schedule of Company’s RSU’s (Details) - RSU’s [Member]	9 Months Ended
Sep. 30, 2026 $ / shares shares
Schedule of Company’s RSU’s [Line Items]
Number of RSUs outstanding at the beginning of the year | shares	8,602,317
Weighted-Average Grant Date Fair Value, RSUs outstanding at the beginning of the year | $ / shares	$ 2.95
Number of RSUs, Granted during the period | shares	4,828,811
Weighted-Average Grant Date Fair Value, Granted during the period | $ / shares	$ 1.41
Number of RSUs, Vested during the period | shares	(3,337,603)
Weighted-Average Grant Date Fair Value, Vested during the period | $ / shares	$ 3.17
Number of RSUs, Forfeited during the period | shares	(1,449,877)
Weighted-Average Grant Date Fair Value, Forfeited during the period | $ / shares	$ 2.56
Number of RSUs, Outstanding at the end of the period | shares	8,643,648
Weighted-Average Grant Date Fair Value, Outstanding at the end of the period | $ / shares	$ 2.07